Selected Quarterly Financial Data (Unaudited) (Details Textual) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 29, 2013	Sep. 29, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 30, 2012	Sep. 30, 2012	Jul. 01, 2012	Apr. 01, 2012	Dec. 29, 2013	Dec. 30, 2012	Jan. 01, 2012
Selected Quarterly Financial Data Unaudited (Textual) [Abstract]
Litigation income expense net after-tax	$ 227	$ 720	$ 308	$ 391	$ 371	$ 70	$ 611
Cost associated with the DePuy ASR Hip recall program, after tax	118	31	61	30	73	24
Other Tax Benefit	(707)								(180)
Acquisition integration, transaction costs and currency related	110	103	87	183	306	135	564	(106)
In-process research and development	294	126		42	59	340	344		580	1,163	0
Asset Impairment Charges							$ 717		$ 739	$ 2,131	$ 160